UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 18, 2025 to July 17, 2025

Commission File Number of issuing entity:  333-283510-01

Central Index Key Number of issuing entity:  0002058145

BANK 2025-BNK49
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-283510

Central Index Key Number of depositor:  0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Paul E. Kurzeja (980) 386-8509
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4345587
38-4345588
38-7341821
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-SB			X
A-5			X
A-5-1			X
A-5-2			X
A-5-X1			X
A-5-X2			X
X-A			X
X-B			X
A-S			X
A-S-1			X
A-S-2			X
A-S-X1			X
A-S-X2			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2025 a distribution was made to holders of the certificates issued by BANK 2025-BNK49.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. (the "Depositor") and held by BANK 2025-BNK49 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from June 18, 2025 to July 17, 2025.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on May 7, 2025. The CIK number for the Depositor is 0001005007.

Bank of America, National Association ("Bank of America") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 9, 2025. The Central Index Key number for Bank of America is 0001102113.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2025. The Central Index Key number for Morgan Stanley is 0001541557.

JPMorgan Chase Bank, National Association ("JPM") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 7, 2025. The Central Index Key number for JPM is 0000835271.

Wells Fargo Bank, National Association ("Wells Fargo") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 6, 2025. The Central Index Key number for Wells Fargo is 0000740906.

Citi Real Estate Funding Inc. ("CREF") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2025. The Central Index Key number for CREF is 0001701238.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 29, 2025 under Commission File No. 333-283510-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 29, 2025 under Commission File No. 333-283510-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BANK 2025-BNK49, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	06/17/2025	$93,784.47
Current Distribution Date	07/17/2025	$11,431.04

REO Account
Prior Distribution Date	06/17/2025	$0.00
Current Distribution Date	07/17/2025	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BANK 2025-BNK49, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	06/17/2025	$8,110.11
Current Distribution Date	07/17/2025	$7,846.98

Interest Reserve Account
Prior Distribution Date	06/17/2025	$0.00
Current Distribution Date	07/17/2025	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	06/17/2025	$0.00
Current Distribution Date	07/17/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BANK 2025-BNK49, relating to the July 17, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 29, 2025 under Commission File No. 333-283510-01 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 29, 2025 under Commission File No. 333-283510-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Depositor)

/s/ Leland F. Bunch III
Leland F. Bunch III, President and Chief Executive Officer

Date: July 29, 2025